NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

19.                   NONCONTROLLING INTERESTS

The following table provides the movement of the equity attributable to the noncontrolling interests.

Total
noncontrolling interests
Balance as of December 31, 2009	35,838
Capital injection	2,296
Net loss	(6,463)
Foreign currency translation adjustment	1,032
Balance as of December 31, 2010	32,703
Capital injection	675
Net loss	(11,918)
Foreign currency translation adjustment	1,474
Balance as of December 31, 2011	22,934
Net loss	(6,637)
Foreign currency translation adjustment	(74)
Disposal of subsidiary	933
Balance as of December 31, 2012	17,156